UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
September 1, 2007 to September 30, 2007
Commission File Number of issuing entity: 333-131524-02
SWIFT Master Auto Receivables Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-131524
Wholesale Auto Receivables LLC
(Exact name of depositor as specified in its charter)
GMAC LLC
(Exact name of sponsor as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of the issuing entity)	38-3082709 (I.R.S. Employer Identification No.)

200 Renaissance Center, P.O. Box 200 Detroit, Michigan (Address of principal executive offices of the issuing entity)	48265-2000 (Zip Code)
(313) 656-0600
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))

Class A Term Notes			X
Class B Term Notes			X
Class C Term Notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes     X     No

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly servicing report.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings
None.
Item 3. Sales of Securities and Use of Proceeds
None.
Item 4. Defaults Upon Senior Securities
None.
Item 5. Submission of Matters to a Vote of Security Holders
None.
Item 6. Significant Obligors of Pool Assets
None.
Item 7. Significant Enhancement Provider Information
None.
Item 8. Other Information
None.
Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Servicing Report for the Period from September 1, 2007 to September 30, 2007

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SWIFT Master Auto Receivables Trust (Issuing Entity) by: GMAC LLC (Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ Mark E. Newman
Mark E. Newman, Vice President and Chief Financial Officer of GMAC LLC North American Operations

Date: October 29, 2007

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Servicing Report for the Period from September 1, 2007 to September 30, 2007

4